Cover	12 Months Ended
Dec. 31, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	CDT Environmental Technology Investment Holdings Limited (the “Company) is filing this Amendment No. 1 (this "Amendment") to the Annual Report on Form 20-F for the fiscal year ended December 31, 2024, as filed with the Securities and Exchange Commission (the "SEC") on May 15, 2025 (the "Original Form 20-F"). This Amendment is being filed for the sole purposes of (i) revising the opinion of the auditor to remove an inadvertent reference to auditing standards generally accepted in the United States of America and (ii) filing the certifications in the form of Exhibits 12.1, 12.2, 13.1 and 13.2 (the "Certifications"), respectively. The Certifications were inadvertently not included in the Original Form 20-F and are now dated concurrently with this Amendment. This Amendment is being filed solely to address the revisions as set out above. No other changes have been made to the Original Form 20-F. This Amendment speaks as of the original filing date of the Original Form 20-F, does not reflect events that may have occurred subsequent to the original filing date and does not modify or update in any way disclosures made in the Original Form 20-F. Accordingly, this Amendment should be read in conjunction with the Original Form 20-F and the Company's other filings made with the SEC subsequent to the filing of the Original Form 20-F.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-42007
Entity Registrant Name	CDT Environmental Technology Investment Holdings Limited
Entity Central Index Key	0001793895
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	C1, 4th Floor, Building 1
Entity Address, Address Line Two	Financial Base, No. 8 Kefa Road
Entity Address, Address Line Three	Nanshan District
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518057
Title of 12(b) Security	Ordinary Shares, par value $0.0025 per share
Trading Symbol	CDTG
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	10,825,000
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	6907
Auditor Name	Enrome LLP
Auditor Location	Singapore
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	C1, 4th Floor, Building 1
Entity Address, Address Line Two	Financial Base, No. 8 Kefa Road
Entity Address, Address Line Three	Nanshan District
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518057
Country Region	86
City Area Code	0755
Local Phone Number	86667996
Contact Personnel Name	Yunwu Li
Contact Personnel Email Address	liyunwu@cdthb.cn